Basis of presentation - impact of IFRS 9 on equity method investments (Details) - EUR (€) € in Millions	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
Disclosure of initial application of standards or interpretations [abstract]
Equity attributable to owners of the parent	€ 24,702	€ 20,840	€ 20,819
Impact on equity method for Equity attributable to owners of the parent		(9)
Adjusted Equity attributable to owners of the parent		€ 20,810